UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Basswood Partners, L.L.C.

Address:  645 Madison Avenue-10th Floor
          New York, New York 10022


13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500


Signature, Place and Date of Signing:


/s/ Matthew Lindenbaum            New York, New York                2/14/03
------------------------          ------------------              -----------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE
                                December 31, 2002

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:    100

Form 13F Information Table Value Total:    $709,744
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  No.   Form 13F File Number             Name

                  1        28-                 Basswood Capital Management, LLC

                  2        28-                 Bennett Lindenbaum

                  3        28-                 Matthew Lindenbaum

                                                    FORM 13F INFORMATION TABLE


Basswood Partners
Combination Report
December 31, 2002


Item 1:                                Item 2:  Item 3:     Item 4:   Item 5:         Item 6:             Item 7:      Item 8:

                                                                                 Investment Discretion           Voting Authority
                                                                                        (b)                          (shares)
                                                            Fair      Shares or       Shared        (c)   Mgrs.
                                       Title of Cusip       Mkt Value Principal  (a)  As Defined  Shared- See     (a)   (b)    (c)
Name of Issuer                         Class    Number      USD       Amt       Sole  in Instr. V Other   Inst. V Sole Shared  None
Amazon.com Inc. (AMZN)                 Common   023135106       225     11,900          X                 1,2,3          X
American International
  Group, Inc. (AIG)                    Common   026874107       752     13,000          X                 1,2,3          X
Astoria Financial Corp. (AF)           Common   046265104    21,383    776,684          X                 1,2,3          X
Banc One Corp. (ONE)                   Common   06423A103    21,401    585,532          X                 1,2,3          X
Bank of New York (BK)                  Common   064057102    13,004    542,728          X                 1,2,3          X
Bay View Capital Corp. (BVC)           Common   07262L101       535     92,992          X                 1,2,3          X
Bear Stearns (BSC)                     Common   073902108    30,312    510,303          X                 1,2,3          X
Beazer Homes (BZH)                     Common   07556Q105     3,349     55,257          X                 1,2,3          X
Brady Corp (BRC)                       Common   104674106        60      1,800          X                 1,2,3          X
Brookfield Property Corp. (BPO)        Common   112900105     2,757    136,500          X                 1,2,3          X
Burlington Northern Santa Fe (BNI)     Common   12189T104     3,008    115,660          X                 1,2,3          X
Carnival Corp. (CCL)                   Common   143658102     1,135     45,471          X                 1,2,3          X
CDI Corp (CDI)                         Common   125071100       612     22,700          X                 1,2,3          X
CEC Entertainment Inc. (CEC)           Common   125137109     1,358     44,230          X                 1,2,3          X
Centex Construction Prods (CXP)        Common   15231R109     1,240     35,270          X                 1,2,3          X
Centex Corp (CTX)                      Common   152312104    13,307    265,072          X                 1,2,3          X
Charles Schwab Corp.(SCH)              Common   808513105     3,899    359,359          X                 1,2,3          X
Citigroup Inc. (C)                     Common   172967101    36,563  1,039,021          X                 1,2,3          X
City National Corp. (CYN)              Common   178566105     8,865    201,534          X                 1,2,3          X
Clayton Homes Inc (CMH)                Common   184190106     1,062     87,200          X                 1,2,3          X
Coachmen Inds Inc. (COA)               Common   189873102     1,911    120,923          X                 1,2,3          X
Comerica, Inc. (CMA)                   Common   200340107    12,813    296,334          X                 1,2,3          X
Community State Bank (CSBF)            Common   12629D107       924     53,796          X                 1,2,3          X
Conseco Inc. (CNCE)                    Common   208464107         -      4,032          X                 1,2,3          X
Countrywide Credit (CCR)               Common   222372104    29,749    575,976          X                 1,2,3          X
Duane Reade Inc. (DRD)                 Common   263578106       809     47,605          X                 1,2,3          X
Edwards A G Inc. (AGE)                 Common   281760108     9,375    284,428          X                 1,2,3          X
Fastenal Co (FAST)                     Common   311900104     1,586     42,412          X                 1,2,3          X
Federated Investors Inc. (FII)         Common   314211103    10,975    432,611          X                 1,2,3          X
Fidelity National Financial
   Inc. (FNF)                          Common   316326107    20,989    639,314          X                 1,2,3          X
Fifth Third Bancorp (FITB)             Common   316773100     5,481     93,607          X                 1,2,3          X
Financial Federal Corp. (FIF)          Common   317492106     6,262    249,184          X                 1,2,3          X
Finova Corp. (FNVG)                    Common   317928109         7     92,912          X                 1,2,3          X
First American Corp. (FAF)             Common   318522307     1,980     89,206          X                 1,2,3          X
Fleetboston Financial Corp. (FBF)      Common   339030108    23,683    974,591          X                 1,2,3          X
Freddie Mac (FRE)                      Common   313400301    16,077    272,265          X                 1,2,3          X
G&K Services Inc. (GKSRA)              Common   361268105       486     13,728          X                 1,2,3          X
General Electric Co. (GE)              Common   369604103     1,950     80,068          X                 1,2,3          X
Golden West Financial (GDW)            Common   381317106     3,207     44,664          X                 1,2,3          X
Greenpoint Financial Corp. (GPT)       Common   395384100     3,289     72,800          X                 1,2,3          X
Household International (HI)           Common   441815107       236      8,475          X                 1,2,3          X
IDEX Corp (IEX)                        Common   45167R104       939     28,708          X                 1,2,3          X
Indymac Bancorp Inc. (NDE)             Common   456607100     1,004     54,282          X                 1,2,3          X
Instinet group Inc. (INET)             Common   457750107     1,172    277,136          X                 1,2,3          X
JLG Industries Inc. (JLG)              Common   466210101     1,620    215,100          X                 1,2,3          X
John Hancock Fin Svcs Inc (JHF)        Common   41014S106     1,367     48,992          X                 1,2,3          X
JP Morgan Chase & Co. (JPM)            Common   46625H100     1,677     69,888          X                 1,2,3          X
Knight Trading Group Inc. (NITE)       Common   499063105       421     87,900          X                 1,2,3          X
LaFarge North America, Inc. (LAF)      Common   505862102     8,055    245,220          X                 1,2,3          X
Lehman Brothers Holdings, Inc. (LEH)   Common   524908100     6,923    129,905          X                 1,2,3          X
Lennar Corp. (LEN)                     Common   526057104    22,724    440,387          X                 1,2,3          X
LNR Property Corp. (LNR)               Common   501940100     7,100    200,553          X                 1,2,3          X
LVMH Moet Henn Ord. (LVMHY)            Common   502441207         1         21          X                 1,2,3          X
Masco Corp. (MAS)                      Common   574599106       885     42,031          X                 1,2,3          X
MBIA Inc (MBI)                         Common   55262C100     2,263     51,600          X                 1,2,3          X
MBNA Corp. (KRB)                       Common   55262L100    19,319  1,015,713          X                 1,2,3          X
MDC Holdings Inc (MDC)                 Common   552676108       241      6,300          X                 1,2,3          X
Meritage Corp (MTH)                    Common   59001A102     3,634    108,000          X                 1,2,3          X
Merrill Lynch Co. (MER)                Common   590188108    17,519    461,643          X                 1,2,3          X
Metlife Inc (MET)                      Common   59156R108     2,707    100,129          X                 1,2,3          X
Metris Companies, Inc. (MXT)           Common   591598107       451    182,513          X                 1,2,3          X
MGIC Invt Corp (MTG)                   Common   552848103       946     22,900          X                 1,2,3          X
Monaco Coach Group (MNC)               Common   60886R103     3,830    231,440          X                 1,2,3          X
Moody's Corp. (MCO)                    Common   615369105    12,802    310,050          X                 1,2,3          X
Nasdaq 100 Financial Trust (QQQ)       Common   631100104       319     13,100          X                 1,2,3          X
National City Corp. (NCC)              Common   635405103       320     11,728          X                 1,2,3          X
National R V Hldgs Inc. (NVH)          Common   637277104       833    139,365          X                 1,2,3          X
NCI Building Systems Inc. (NCS)        Common   628852105     2,962    135,751          X                 1,2,3          X
Neiman Marcus Grp Inc (NMGA)           Common   640204202     3,497    115,084          X                 1,2,3          X
Paccar Inc. (PCAR)                     Common   693718108     1,809     39,207          X                 1,2,3          X
Pacific Capital Bancorp (SABB)         Common   69404P101     1,883     73,981          X                 1,2,3          X
Pacificamerica Money Center
   Inc. (PAMM)                         Common   694935107         -      2,380          X                 1,2,3          X
Paychex Inc. (PAYX)                    Common   704326107     5,639    202,117          X                 1,2,3          X
Principal Finl Group Inc. (PFG)        Common   74251V102    12,042    399,656          X                 1,2,3          X
Protective Life Corp (PL)              Common   743674103     7,187    261,140          X                 1,2,3          X
Prudential Financial Inc. (PRU)        Common   744320102     5,493    173,050          X                 1,2,3          X
Pulte Homes Inc. (PHM)                 Common   745867101    23,449    489,846          X                 1,2,3          X
Raymond James Financial, Inc. (RJF)    Common   754730109     8,898    300,803          X                 1,2,3          X
S&P Depository Receipts (SPY)          Common   78462F103       865      9,800          X                 1,2,3          X
Safeway Inc. (SWY)                     Common   786514208       116      4,950          X                 1,2,3          X
Sovereign Bancorp (SOV)                Common   845905108    27,819  1,980,018          X                 1,2,3          X
Standard Pacific Corp (SPF)            Common   85375C101     1,762     71,200          X                 1,2,3          X
State Street Corp. (STT)               Common   857477103       495     12,700          X                 1,2,3          X
TCF Financial Corp. (TCB)              Common   872275102    13,335    305,224          X                 1,2,3          X
Tiffany & Co. (TIF)                    Common   886547108     1,050     43,903          X                 1,2,3          X
Toll Brothers Inc. (TOL)               Common   889478103    48,159  2,384,132          X                 1,2,3          X
Travelers Prpty (TAPA)                 Common   89420G109         7        474          X                 1,2,3          X
Travelers Prpty (TAPB)                 Common   89420G406        14        973          X                 1,2,3          X
Triumph Group Inc. (TGI)               Common   896818101       750     23,490          X                 1,2,3          X
Tyco International Ltd (TYC)           Common   902124106       137      8,050          X                 1,2,3          X
UnionBancal Corp. (UB)                 Common   908906100     8,144    207,388          X                 1,2,3          X
United Parcel Service (UPS)            Common   911312106       302      4,781          X                 1,2,3          X
US Bancorp (USB)                       Common   902973304    25,460  1,199,814          X                 1,2,3          X
US Freightways Corp (USFC)             Common   916906100     5,266    183,148          X                 1,2,3          X
Wachovia Corp. (WB)                    Common   929903102     2,411     66,162          X                 1,2,3          X
Washington Mutual (WM)                 Common   939322103    20,475    592,955          X                 1,2,3          X
WCI Communities Inc (WCI)              Common   92923C104       219     21,500          X                 1,2,3          X
Wells Fargo & C0. (WFC)                Common   949746101    33,107    706,367          X                 1,2,3          X
Westamerica Banc (WABC)                Common   957090103     2,429     60,451          X                 1,2,3          X
Zions Bancorp(ZION)                    Common   989701107     8,875    225,550          X                 1,2,3          X



0705.0001 #384662